United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   09/30/2007

Check here if Amendment [  ];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

<table>      The institutional investment manager filing this report and</table>
<table>      the person by whom it is signed hereby represent that</table>
<table>      the person signing the report is authorized to submit</table>
<table>      it, that all information contained herein is true,</table>
<table>      correct and complete, and that it is understood that</table>
<table>      all required items, statements, schedules, lists, and</table>
<table>      tables are considered integral parts of this form.</table>

Clarification concerning amendment:
Correction: 1/100 Berkshire Hathaway CL A becomes
Berkshire Hathaway CL A (cusip same) with number of shares amended (in initial filing, total number of partial shares [1/100] were reported). Value remains the same.

Person Signing this Report on Behalf of Reporting manger:

Name: Catherine Cheshire
Title:   CCO
Phone: 727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg Florida              1/28/2010
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  162

Form 13F Information Table Value Total:  $262,385 (x1000)




<table>      Provide a numbered list of the name(s) and Form 13F file number(s)
of all institutional investment managers with respect to which this report is filed.

NONE








FORM 13F INFORMATION TABLE
											   Voting Authority
Name of Issuer		 Title	 CUSIP	    Value   Amount  SH/  Put/  Investment Other   Sole  Shared  None
			 Of		    (x1000)	    PRN  call  Discretion Managers
			 Class
---------------------------------------------------------------------------------------------------------------------

3M Company               COM	  88579Y101  242    2,586   SH	 	Sole  		  2,586
99 Cents Only Stores     COM      65440k106  231    22,524  SH	 	Sole  		  22,524
A T & T Corp New         COM      00206R102  1,407  33,264  SH	 	Sole  	 	  33,264
Affiliated Managers Grp  COM      008252108  429    3,366   SH	 	Sole  		  3,366
Agree Realty Corp        COM      008492100  1,003  32,010  SH	 	Sole 		  32,010
Alico Inc                COM      016230104  325    7,500   SH		Sole  		  7,500
Altria Group Inc         COM	  02209S103  1,653  23,777  SH	 	Sole  		  23,777
American Express Co      COM      025816109  355    5,979   SH		Sole  		  5,979
AmeriGas Partners    UNIT LP INT  030975106  643    18,025  SH		Sole  		  18,025
Amgen Incorporated       COM	  031162100  260    4,596   SH		Sole  		  4,596
Anadarko Petroleum Corp  COM	  032511107  1,687  31,388  SH		Sole  		  31,388
Apache Corp              COM	  037411105  3,576  39,712  SH		Sole  		  39,712
Apple Computer Inc       COM	  037833100  495    3,225   SH		Sole  		  3,225
Bank Of America Corp     COM	  060505104  1,070  21,281  SH		Sole  		  21,281
Baytex Energy Tr     TRUST UNIT	  073176109  307    15,120  SH	 	Sole  		  15,120
Bb&T Corporation         COM	  054937107  300    7,433   SH		Sole  		  7,433
Berkshire Hathway  	 CL A     084670108  3,555  30      SH  	Sole  		  30
Berkshire Hathaway       CL B	  084670207  5,406  1,368   SH		Sole 		  1,368
Block H & R Inc          COM	  093671105  275    12,969  SH		Sole  		  12,969
Blyth Inc                COM	  09643P108  227    11,115  SH		Sole  		  11,115
Boardwalk Pipeline UT LTD PARTNER 096627104  1,411  46,062  SH		Sole  		  46,062
Boston Properties Inc    COM	  101121101  660    6,355   SH		Sole  		  6,355
Bp Plc Adr          SPONSORED ADR 055622104  307    4,425   SH		Sole  		  4,425
Buckeye Partners   UNIT LTD PARTN 118230101  721    14,738  SH		Sole  	 	  14,738
C H Robinson Worldwd   COM NEW	  12541W209  377    6,944   SH		Sole  		  6,944
Campbell Soup Co         COM	  134429109  233    6,289   SH		Sole   		  6,289
Celanese Corp          COM SER A  150870103  234    6,000   SH		Sole  		  6,000
Chevrontexaco Corp       COM	  166764100  1,178  12,588  SH		Sole  		  12,588
Cintas Corp		 COM	  172908105  318    8,559   SH  	Sole  		  8,559
Citigroup Inc            COM	  172967101  2,091  44,797  SH		Sole  		  44,797
Coca Cola Company        COM	  191216100  684    11,903  SH		Sole 	 	  11,903
Cohen & Steers Selct Fnd COM	  19248A109  1,185  45,450  SH		Sole  		  45,450
Conocophillips           COM	  20825C104  1,876  21,376  SH		Sole  		  21,376
Consolidated-Tomoka Land COM	  210226106  242    3,605   SH		Sole  	   	  3,605
Copano Energy Llc     COM UNITS	  217202100  929    25,285  SH		Sole  		  25,285
Cross Timbers Royalty  TR UNIT	  22757R109  220    5,500   SH		Sole  		  5,500
Ctrip Com Intl Ltd Adr   ADR      22943F100  471    9,100   SH		Sole  		  9,100
DST Systems              COM      233326107  294    3,426   SH 		Sole  		  3,426
Daimlerchrysler A G      ORD      D1668R123  200    2,000   SH		Sole  		  2,000
Devon Energy Cp New      COM	  25179M103  3,165  38,040  SH		Sole  		  38,040
Diamond Offshr Drilling  COM	  25271C102  391    3,450   SH		Sole  		  3,450
Du Pont E I De Nemour&Co COM	  263534109  1,083  21,854  SH		Sole  		  21,854
Duke Energy Corporation  COM	  26441C105  308    16,459  SH	 	Sole  		  16,459
Duke Realty Corp       COM NEW	  264411505  315    9,315   SH		Sole  		  9,315
Enbridge Energy Mgt SHS UNITS LL  29250X103  976    19,668  SH		Sole  		  19,668
Enbridge Energy Ptnrs LP COM	  29250R106  3,958  81,050  SH		Sole              81,050
Energizer Holding Inc    COM	  29266R108  506    4,561   SH		Sole              4,561
Energy Transfer Eq COM UT LTD PTN 29273V100  1,360  39,654  SH		Sole              39,654
Energy Transfer Part UT LTD PTN   29273R109  4,969  101,716 SH	 	Sole              101,716
Enerplus Resource UNIT TR G NEW   29274D604  3,186  67,501  SH	 	Sole  		  67,501
Enterprise Grp Hldgs UNIT LP INT  293716106  887    23,412  SH		Sole  		  23,412
Enterprise Prd Prtnrs LP COM	  293792107  7,026  232,256 SH  	Sole  		  232,256
Entertain Props Tr COM SH BEN INT 29380T105  2,362  46,492  SH  	Sole  		  46,492
Equity Resident Prop   SH BEN INT 29476L107  8,357  197,285 SH		Sole  		  197,285
Europe 2001 HOLDRS DEPOSITRY RCPT 29875G105  5,736  65,400  SH   	Sole  		  65,400
Exxon Mobil Corp        COM	  30231G102  1,054  11,388  SH   	Sole  		  11,388
F P L Group Inc         COM	  302571104  419    6,881   SH  	Sole 		  6,881
Ferrellgas Partners UNIT LTD PART 315293100  5,168  226,646 SH  	Sole  		  226,646
Finisar Corp            COM	  31787A101  149    53,185  SH  	Sole  		  53,185
First Israel Fund       COM	  32063L100  895    40,790  SH  	Sole  		  40,790
Garmin Ltd              ORD	  G37260109  239    2,000   SH   	Sole  		  2,000
Gaylord Entertnmt Corp  COM       367905106  312    5,864   SH   	Sole  		  5,864
General Dynamics Corp   COM       369550108  295    3,493   SH   	Sole  		  3,493
General Electric Co     COM	  369604103  1,449  35,001  SH   	Sole  		  35,001
General Growth Props    COM       370021107  772    14,400  SH   	Sole  		  14,400
Goldman Sachs Group Inc COM       38141G104  5,011  23,120  SH   	Sole  		  23,120
Halliburton Co Hldg Co  COM       406216101  296    7,720   SH   	Sole  		  7,720
HCP Inc.             COM DELETED  421915109  874    26,335  SH   	Sole  		  26,335
Healthcare Realty Tr    COM       421946104  1,035  38,815  SH   	Sole  		  38,815
Hewlett-Packard Co      COM	  428236103  264    5,304   SH   	Sole  		  5,304
Hospitality Props COM SH BEN INT  44106M102  741    18,241  SH   	Sole  		  18,241
Inergy Holdings Lp      COM	  45661Q107  1,168  24,492  SH   	Sole  		  24,492
IBM    			COM	  459200101  787    6,681   SH   	Sole  		  6,681
iShares          DJ SEL DIV INX   464287168  688    9,935   SH   	Sole  		  9,935
iShares             MSCI BRAZIL	  464286400  564    7,662   SH   	Sole  		  7,662
iShares            MSCI EAFE IDX  464287465  966    11,701  SH   	Sole  		  11,701
iShares           MSCI HONG KONG  464286871  916    43,537  SH  	Sole  		  43,537
iShares             MSCI JAPAN	  464286848  1,986  138,491 SH   	Sole 		  138,491
iShares            MSCI S KOREA	  464286772  967    14,214  SH   	Sole  		  14,214
iShares            MSCI MEXICO	  464286822  1,121  19,066  SH   	Sole  		  19,066
iShares           S&P MC 400 GRW  464287606  6,665  73,701  SH   	Sole  		  73,701
iShares           S&P MIDCP VALU  464287705  9,303  110,667 SH  	Sole  		  110,667
iShares           S&P SMLCP GROW  464287887  2,270  15,846  SH  	Sole  		  15,846
iShares           S&P SMLCP VALU  464287879  4,796  63,568  SH		Sole  		  63,568
Jacobs Engineering Gr   COM       469814107  375    4,966   SH  	Sole  		  4,966
Johnson & Johnson       COM	  478160104  716    10,895  SH	 	Sole 		  10,895
JP Morgan Chase & Co    COM	  46625H100  2,994  65,354  SH	 	Sole  		  65,354
Kinder Morgan Energy UT LTD PRTNR 494550106  14,604 295,635 SH	 	Sole  		  295,635
Kinder Morgan Mgmt Llc  SHS	  49455U100  840    17,975  SH	 	Sole  		  17,975
King Pharmaceuticals    COM	  495582108  176    15,000  SH	 	Sole  		  15,000
Kraft Foods Inc         CL A	  50075N104  396    11,489  SH	 	Sole  		  11,489
Lauder Estee Co Inc     CL A	  518439104  1,019  23,992  SH	 	Sole  		  23,992
Lehman Bros Holding Inc COM	  524908100  1,025  16,600  SH	 	Sole  		  16,600
Liberty Property Tr  SH BEN INT	  531172104  292    7,250   SH	 	Sole  		  7,250
Linn Energy        UNIT LTD LIAB  536020100  1,471  46,146  SH	 	Sole 		  46,146
Loews Corporation       COM	  540424108  1,874  38,750  SH	 	Sole  		  38,750
Magellan Mid Hldgs COM LP INTS	  55907R108  923    34,962  SH	 	Sole  		  34,962
Magellan Mid Ptnrs COM UNIT RP LP 559080106  392    9,786   SH	 	Sole  		  9,786
Mcgraw-Hill Cos         COM	  580645109  306    6,010   SH	 	Sole  		  6,010
Medtronic Inc           COM	  585055106  1,939  34,368  SH	 	Sole  		  34,368
Merck & Co Inc          COM	  589331107  769    14,885  SH	 	Sole  		  14,885
Metlife Inc             COM	  59156R108  495    7,100   SH	 	Sole  		  7,100
Municipal Mtg & Eq  GROWTH SHS	  62624B101  309    13,600  SH	 	Sole  		  13,600
Nationwide Health Prop  COM	  638620104  1,911  63,434  SH	 	Sole  		  63,434
Natural Resource Ptnr COM UNIT LP 63900P103  1,215  38,980  SH	 	Sole 		  38,980
Northern TRUST Corp     COM	  665859104  530    8,000   SH	 	Sole 		  8,000
Nustar Energy LP      UNIT COM    67058H102  1,366  22,997  SH   	Sole 		  22,997
Oneok Partners LP UNIT LTD PARTN  68268N103  5,295  89,059  SH	 	Sole  		  89,059
Oracle Corporation      COM	  68389X105  303    14,000  SH	 	Sole  		  14,000
Pengrowth Energy   TR UNIT NEW	  706902509  366    19,420  SH	 	Sole  		  19,420
Penn Virginia Gp COM UNIT R LIM	  70788P105  759    20,625  SH	 	Sole  		  20,625
Penn Virginia Res Prt  COM	  707884102  5,727  209,018 SH	 	Sole  		  209,018
Penn West Energy     TR UNIT	  707885109  2,747  88,420  SH	 	Sole  		  88,420
Pepsico Inc            COM	  713448108  295    4,027   SH	 	Sole  		  4,027
Petrochina Co Adr SPONSORED ADR	  71646E 100 274    1,480   SH	 	Sole  		  1,480
Pfizer Inc             COM	  717081103  777    31,786  SH	 	Sole  		  31,786
PharmaceuticalHLDRS  DEPOS RCPT	  71712A206  1,481  18,500  SH	 	Sole  		  18,500
Pilgrims Pride Corp    COM	  721467108  469    13,500  SH	 	Sole  		  13,500
Plains All Am Pipe UNIT LTD PARTN 726503105  4,605  84,505  SH	 	Sole 	 	  84,505
Plum Creek Timber Co   COM	  729251108  973    21,749  SH	 	Sole  		  21,749
Powershs QQQ TRUST  UNIT SER 1	  73935A104  694    13,505  SH	 	Sole  		  13,505
Precision Castparts    COM	  740189105  389    2,630   SH	 	Sole  		  2,630
Primewest Energy   TR UNIT NEW	  741930309  701    26,525  SH	 	Sole  		  26,525
Procter & Gamble       COM	  742718109  395    5,613   SH	 	Sole  		  5,613
Provident Energy     TR UNIT	  74386K104  2,053  161,800 SH	 	Sole  		  161,800
Raser Technologies Inc COM	  754055101  393    30,500  SH	 	Sole  		  30,500
Raytheon Co	     COM NEW      755111507  424    6,646   SH   	Sole  		  6,646
Realty Income Corp     COM	  756109104  841    30,084  SH	 	Sole  		  30,084
Reynolds American Inc  COM	  761713106  376    5,920   SH	 	Sole  		  5,920
Royal Dutch Shell  SPON ADR B	  780259107  370    4,501   SH	 	Sole  		  4,501
Schein Henry Inc       COM	  806407102  280    4,596   SH	 	Sole  		  4,596
Schlumberger Ltd       COM	  806857108  459    4,375   SH	 	Sole  		  4,375
Smith International    COM	  832110100  347    4,855   SH	 	Sole   	          4,855
Suburban Propane  UNIT LTD PARTN  864482104  1,154  26,000  SH	 	Sole  		  26,000
Suncor Energy Inc      COM	  867229106  1,029  10,850  SH	 	Sole  		  10,850
Suntrust Banks Inc     COM	  867914103  691    9,128   SH	 	Sole  		  9,128
T C Pipelines LP  UT COM LTD PRT  87233Q108  8,858  248,271 SH	 	Sole  		  248,271
Target Corp       SPONSORED ADR	  8.76E+110  352    5,535   SH	 	Sole  		  5,535
Tata Motors Ltd   SPONSORED ADR	  876568502  392    20,465  SH	 	Sole  		  20,465
Teekay Lng        PRTNRSP UNITS	  Y8564M105  2,093  62,037  SH	 	Sole  		  62,037
Teppco Partners   UT LTD PARTNER  872384102  7,760  203,838 SH	 	Sole  		  203,838
The Charles Schwab Corp COM	  808513105  972    45,000  SH	 	Sole  		  45,000
Time Warner Inc        COM	  88731710   658    35,821  SH		Sole  		  35,821
Ubs Ag New Ord         SHS NEW	  H89231338  494    9,226   SH	 	Sole  		  9,226
United Parcel Service  CL B	  911312106  6,811  90,691  SH	 	Sole  		  90,691
United States Steel    COM	  912909108  530    5,000   SH	 	Sole  		  5,000
Van Kampen SR Incm Tr  COM	  920961109  246    31,000  SH	 	Sole  	   	  31,000
Vanguard Vipers     EMR MKT ETF	  922042858  2,029  19,549  SH	 	Sole  		  19,549
Vanguard Intl Eq    EURPEAN ETF	  922042874  3,543  45,311  SH	 	Sole  		  45,311
Vanguard Large-Cap  GROWTH ETF	  922908736  7,955  122,710 SH	 	Sole  		  122,710
Vanguard Large-Cap  VALUE ETF	  922908744  1,758  24,580  SH	 	Sole  		  24,580
Vanguard          SML CP GRW ETF  922908595  4,152  56,016  SH	 	Sole  		  56,016
Vanguard          SM CP VAL ETF	  922908611  3,608  50,936  SH	 	Sole  		  50,936
Vanguard          UTILITIES ETF	  92204A876  758    9,135   SH	 	Sole  		  9,135
Ventas Inc             COM	  92276F100  712    17,200  SH	 	Sole  		  17,200
Verizon Communications COM	  92343V104  1,300  29,365  SH	 	Sole  		  29,365
Vornado Realty Trust SH BEN INT	  929042109  1,359  12,430  SH	 	Sole  		  12,430
Washington Mutual Inc  COM	  939322103  258    7,309   SH	 	Sole  		  7,309
Wellpoint Inc          COM	  94973V107  210    2,664   SH	 	Sole  		  2,664
Whitney Holding Corp   COM	  966612103  974    36,938  SH	 	Sole  		  36,938
Williams Companies     COM	  969457100  852    25,000  SH	 	Sole  		  25,000
Wynn Resorts           COM	  983134107  315    2,000   SH	 	Sole  		  2,000
